Investment Objectives and Goals - Wavelength Fund	Sep. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Wavelength Enhanced Core Fund (formerly, the Wavelength Fund) (the “Fund”) seeks total return.